Other Assets	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other assets
9.	Other assets

	2019		2018

Inventory of rewards	Ps.	13,315	8,667
Transaction costs of the merger		9,822	-
Other receivables		7,259	535
Rent security deposit		3,549	2,148
Restricted cash		-	22,088

		33,945	33,438

Current		20,574	9,202
Non-current		13,371	24,236

	Ps.	33,945	33,438